Share-Based Payments - Summary Of NBA warrants (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) instrument $ / shares shares	Dec. 31, 2021 instrument $ / shares shares
Share-based payments
Unvested restricted shares, beginning balance (Number of shares) | instrument	1,353,740
Issued (Number of warrants) | instrument		1,353,740
Unvested restricted shares, ending balance (Number of shares) | instrument		1,353,740
Unvested restricted shares as of December 31, 2021 (Number of warrants) | shares	1,353,740	1,353,740
Unvested restricted shares beginning balance (Weighted average grant date Fair Value per share) | $ / shares	$ 23.45
Granted (Weighted average grant date Fair Value per share) | $ / shares		$ 23.45
Unvested restricted shares, ending balance (Weighted average grant date Fair Value per share) | $ / shares		$ 23.45
NBA Warrants
Share-based payments
Unvested restricted shares, beginning balance (Number of shares) | instrument	9,229,797
Issued (Number of warrants) | instrument		9,229,797
Unvested restricted shares, ending balance (Number of shares) | instrument		9,229,797
Exercisable as of December 31, 2021 (Number of warrants)	(1,845,959)	(1,845,959)
Unvested restricted shares as of December 31, 2021 (Number of warrants) | shares	7,383,838	7,383,838
Unvested restricted shares beginning balance (Weighted average grant date Fair Value per share) | $ / shares	$ 0.01
Granted (Weighted average grant date Fair Value per share) | $ / shares		$ 0.01
Unvested restricted shares, ending balance (Weighted average grant date Fair Value per share) | $ / shares		$ 0.01